UNAUDITED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	46,302	46,302
Preferred stock shares outstanding	46,302	46,302
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	124,706,280	120,386,472
Common stock shares outstanding	124,706,280	120,386,472